Average Annual Total Returns (Vanguard High-Yield Tax-Exempt Fund Retail)	Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays Municipal Bond Index Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays Municipal Bond Index Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.62%	11.71%	11.62%	8.36%	9.05%	9.05%
Five Years	6.10%	6.18%	6.10%	5.69%	5.16%	5.16%
Ten Years	4.93%	5.01%	4.93%	4.81%	4.74%	4.74%